Notes to the interim condensed consolidated statement of financial position - Short-term Derivatives (Details)							6 Months Ended		12 Months Ended
	May 07, 2025 EUR (€) € / shares shares	May 02, 2025 € / shares shares	Apr. 28, 2025 shares	Dec. 19, 2024 EUR (€) € / shares shares	Dec. 11, 2024 EUR (€) € / shares D shares	Oct. 17, 2024 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) € / shares shares	Oct. 14, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term debt - derivatives | €									€ 73,400,000
Par value per share							€ 0.01
Proceeds from issuance of shares | €							€ 57,370,000	€ 6,000
Issue of prefunded warrants | €							58,206,000
T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Losses on fair value variation | €							€ (84,700,000)
Short-term debt - derivatives | €	€ 158,100,000								€ 73,400,000
Tranche I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Shares issued during period upon exercise of warrants | shares			1,000,000
Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of shares and warrants | €				€ 21,400,000
Net proceeds from issuance of shares and warrants | €				€ 20,100,000
Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Fair Value (in millions of euros) | €	273,700,000
Proceeds from issuance of shares and warrants | €	115,600,000
Net proceeds from issuance of shares and warrants | €	108,000,000
Tranche II, 2024 Financing arrangement in three tranches | T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Short-term debt - derivatives | €	€ 158,100,000
T1 BSA Warrants | Tranche I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants exercised | shares							1,000,000
Shares issued during period upon exercise of warrants | shares							1,000,000
T1 BSA Warrants | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares						35,399,481
Number of shares callable by warrants | shares						35,399,481
Exercise price per warrant						€ 0.01
Subscription price per warrant						€ 1.34
Proceeds from issuance of shares and warrants | €						€ 94,100,000
Net proceeds from issuance of shares and warrants | €						€ 86,600,000
T1 bis BSA Warrants | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares				8,053,847
Number of shares callable by warrants | shares				8,053,847
Exercise price per warrant				€ 0.01
Warrants, Subscription Price				€ 1.34
T2 BSA Prefunded Warrants
Disclosure of detailed information about borrowings [line items]
Price per share		€ 1.35
Number of shares callable by warrants | shares		43,437,036
Subscription price per warrant		€ 1.34
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Price per share	€ 1.35
Number of warrants issued | shares	43,437,036	43,437,036					43,437,036
Number of shares callable by warrants | shares	43,437,036
Subscription price per warrant	€ 1.34
Par value per share	€ 0.01
Aggregate gross proceed | €					€ 58,639,998.6
Adjustment to warrant subscription price					€ 0.01
Approximate number of warrants expected to be issued | shares	43,400,000				43,400,000				43,400,000
Number of shares per warrant | shares	1	1			1				1
Stock price	€ 3.19				€ 2.37				€ 2.18
Maturity term of warrants					3 months 15 days				3 months
Expected volatility					59.30%				58.30%
Fair value of potential warrants | €	€ 138,100,000				€ 45,400				€ 37,300
Settlement of warrants through reserves | €	€ 138,100,000
Unit Fair value (€)	3.18				1.05				0.86
Issue of prefunded warrants | €	€ 58,200,000
Share price, measurement input	€ 3.19
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Call options
Disclosure of detailed information about borrowings [line items]
Short-term debt - derivatives | €	€ 79,900,000
Unit consisting of one T2 BSA Warrant and one T3 BSA warrant | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant		€ 1.34
T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares callable by warrants | shares	38,239,990	38,239,990
Exercise price per warrant	€ 1.5	€ 1.5
T3 BSAs Warrants Attached To T2 BSA Warrants
Disclosure of detailed information about borrowings [line items]
Number of shares callable by warrants | shares		39,093,329
Exercise price per warrant		€ 1.5
T3 BSAs Warrants Attached To T2 BSA Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares callable by warrants | shares	39,093,329
Exercise price per warrant	€ 1.5
Number of warrants in each unit | shares		1
T2 and T3 BSAs | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant	€ 1.34
Issue of prefunded warrants | €	€ 58,200,000
T1 New Share | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares issued during the period | shares						34,600,507
Price per share						€ 1.35
T1 bis Shares | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares issued during the period | shares				7,872,064
Price per share				€ 1.35
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares issued during the period | shares	42,488,883	42,488,883					42,488,883
Price per share	€ 1.35
Par value per share	€ 0.01
Approximate number of shares expected to be issued | shares	42,500,000				42,500,000				42,500,000
Number of shares per instruments | shares	1				1				1
Stock price	€ 3.19				€ 2.37				€ 2.18
Maturity					3 months 15 days				3 months
Expected volatility					59.30%				58.30%
Fair value of potential shares | €	€ 135,500,000				€ 44,000				€ 36,100
Unit fair value	3.19				1.04				0.85
Proceeds from issuance of shares | €	€ 57,400,000
Share price, measurement input	€ 3.19
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches | T2 New Shares Call options
Disclosure of detailed information about borrowings [line items]
Short-term debt - derivatives | €	€ 78,200,000
T2 New Share | If five day volume weighted average price more than €1.35 | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Call option strike price					€ 1.35
Call option, conversion ratio					1
T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Aggregate gross proceed | €					€ 57,359,992
Number of trading days of volume weighted average price | D					5
T2 New Share | T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares per warrant | shares	1
Number of warrants in each unit | shares		1
ABSAs | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Price per share	€ 1.35	€ 1.35
Maximum | 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Structured Financing amount | €										€ 348,000,000
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Structured Financing amount | €										€ 116,000,000
Maximum | T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant					€ 1.35
Maximum | T3 BSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Additional proceeds receivable upon exercise of warrants | €	€ 116,000,000
Maximum | T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Additional proceeds receivable upon exercise of warrants | €	57,400,000
Maximum | T3 BSAs Warrants Attached To T2 BSA Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Additional proceeds receivable upon exercise of warrants | €	€ 58,600,000
Maximum | T2 and T3 BSAs | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares callable by warrants | shares	120,800,000
Maximum | T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant					€ 1.35